Net Defined Benefit Liabilities And Assets_The Details Of Fair Value Of Plan Assets(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Details Of Fair Value Of Plan Assests Abstract [Abstract]
Cash and due from financial institutions	₩ 1,908,028	₩ 1,686,012
Investment fund	2,019	2,171
Total	1,910,047	1,688,183
Assets quoted in an active market
Details Of Fair Value Of Plan Assests Abstract [Abstract]
Cash and due from financial institutions	0	0
Investment fund	0	0
Total	0	0
Assets not quoted in an active market
Details Of Fair Value Of Plan Assests Abstract [Abstract]
Cash and due from financial institutions	1,908,028	1,686,012
Investment fund	2,019	2,171
Total	₩ 1,910,047	₩ 1,688,183